Impact of Potential Depreciation of Euro and US Dollar (Detail) - Foreign Exchange Contract [Member]	12 Months Ended
Dec. 31, 2015
Foreign Exchange Risk | Probable Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.9048
Exchange rate depreciation percentage	0.00%
Foreign Exchange Risk | Probable Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.2504
Exchange rate depreciation percentage	0.00%
Foreign Exchange Risk | Possible Scenario
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk | Possible Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	2.9286
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk | Possible Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.1878
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk | Remote Scenario
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation percentage	50.00%
Foreign Exchange Risk | Remote Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	1.9524
Exchange rate depreciation percentage	50.00%
Foreign Exchange Risk | Remote Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	2.1252
Exchange rate depreciation percentage	50.00%
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.90480
Exchange rate depreciation percentage	0.00%
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.25040
Exchange rate depreciation percentage	0.00%
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.88100
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	5.31300
Exchange rate depreciation percentage	25.00%
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation percentage	50.00%
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	5.85720
Exchange rate depreciation percentage	50.00%
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	6.37560
Exchange rate depreciation percentage	50.00%